Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com
DB1/64609587.1



March 31, 2010




VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 122 (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 122 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto ("PEA No. 122"). The purpose of PEA No. 122 is to: (i) respond to the Staff's comments on Post-Effective Amendment No. 117; and (ii) make other non-material changes to the Fund's Prospectuses and Statement of Additional Information for The Trust's Sands Capital Global Growth Fund.

I hereby certify that PEA No. 122 does not contain disclosure that renders it ineligible to be filed under Rule 485(b). If you have any questions regarding this Post-Effective Amendment, please do not hesitate to contact me at (202) 739-5654.

Sincerely,


 /s/ W. John McGuire
--------------------
W. John McGuire